Vanguard Global Wellesley® Income Fund

Supplement to the Prospectus and Summary Prospectus

Important Change to Vanguard Global Wellesley Income Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management
Company LLP and will no longer serve as a portfolio manager for Vanguard
Global Wellesley Income Fund.

Loren L. Moran, Michael E. Stack, and Ian R. Link, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the
Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1496A 082018

Vanguard Global Wellington™ Fund

Supplement to the Prospectus and Summary Prospectus

Important Change to Vanguard Global Wellington Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management
Company LLP and will no longer serve as a portfolio manager for Vanguard
Global Wellington Fund.

Nataliya Kofman, Loren L. Moran, and Michael E. Stack, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the
Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1567A 082018

Vanguard World Fund

Supplement to the Statement of Additional Information

Important Change to Vanguard Global Wellington™Fund and Vanguard Global Wellesley® Income Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Global Wellington Fund or Vanguard Global Wellesley Income Fund.

Nataliya Kofman, Loren L. Moran, and Michael E. Stack, who currently serve as portfolio managers with Mr. Keogh on Vanguard Global Wellington Fund, will remain as the portfolio managers of the Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

Loren L. Moran, Michael E. Stack, and Ian R. Link, who currently serve as portfolio managers with Mr. Keogh on
Vanguard Global Wellesley Income Fund, will remain as the portfolio managers of the Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 23D 082018